Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Capital Reserve	Other Reserves	Retained Earnings	Total	Non-controlling Interest
Balance at Dec. 31, 2020	$ 45,048	$ 602		$ 12,582	$ 119	$ 31,749	$ 45,052	$ (4)
Comprehensive Income for the period
Profit of the year	77,853					77,876	77,876	(23)
Exchange difference on translation on foreign operations	102				(149)	242	93	9
Total comprehensive income for the year	77,955				(149)	78,118	77,969	(14)
Transactions with Group owners in their capacity as owners
Initial public offering, net of underwriting discount and incremental and direct costs	86,450	9	$ 86,441				86,450
Issue of ordinary shares	63,177	45	63,132				63,177
Par value change from 1.1211 U.S. Dollars to 1 U.S. Dollars		(70)	70
Share-options exercise	81		6,979	(6,898)			81
Forfeitures of share-based payment	(6)			(6)			(6)
Warrant exercise		4	529	(533)
Share-based payments net of forfeitures	7,596			7,596			7,596
Transactions with Group owners in their capacity as owners	157,298	(12)	157,151	159			157,298
Balance at Dec. 31, 2021	280,301	590	157,151	12,741	(30)	109,867	280,319	(18)
Comprehensive Income for the period
Profit of the year	108,697					108,683	108,683	14
Exchange difference on translation on foreign operations	20				(1,418)	1,443	25	(5)
Total comprehensive income for the year	108,717				(1,418)	110,126	108,708	9
Transactions with Group owners in their capacity as owners
Share-options exercise	3,939	2	9,177	(5,240)			3,939
Forfeitures of share-based payment	(896)			(896)			(896)
Share-based payments net of forfeitures	9,580			9,580			9,580
Repurchase of shares	(2,021)		(2,021)				(2,021)
Transactions with Group owners in their capacity as owners	10,602	2	7,156	3,444			10,602
Balance at Dec. 31, 2022	399,620	592	164,307	16,185	(1,448)	219,993	399,629	(9)
Comprehensive Income for the period
Profit of the year	149,086					148,964	148,964	122
Exchange difference on translation on foreign operations	(7,713)				(8,360)	651	(7,709)	(4)
Total comprehensive income for the year	141,373				(8,360)	149,615	141,255	118
Transactions with Group owners in their capacity as owners
Share-options exercise	153		5,051	(4,898)			153
Warrant exercise	1	13	1,622	(1,634)			1
Share-based payments net of forfeitures	11,922			11,922			11,922
Repurchase of shares	(97,929)	(14)	(97,915)				(97,929)
Transactions with Group owners in their capacity as owners	(85,853)	(1)	(91,242)	5,390			(85,853)
Balance at Dec. 31, 2023	$ 455,140	$ 591	$ 73,065	$ 21,575	$ (9,808)	$ 369,608	$ 455,031	$ 109